Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions

	Net Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31		December 31,
	2023	2022	2023	2022
Option contracts to hedge payroll
expenses NIS	$32,158	$31,833	$1,159	$173
Forward contracts to hedge payroll
expenses (income) NIS	—	5,598	—	(229)
	$32,158	$37,431	$1,159	$(56)

Schedule of Derivative Liabilities at Fair Value	The fair value of the Company's outstanding derivative instruments at December 31, 2023 and 2022 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance Sheet line item	2023	2022
Derivative liabilities:
Foreign exchange option contracts	Prepaid expenses and other current assets	$1,159	$173
Foreign exchange forward contracts	Prepaid expenses and other current assets	—	—
Foreign exchange option contracts	Other account payable	(164)	(596)
Foreign exchange forward contracts	Other account payable	$—	$(229)

Derivative Instruments, Gain (Loss)
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the year ended December 31, 2023, 2022 and 2021, is summarized below:

	Amount of (loss) gain recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year ended December 31,
	2023	2022	2021
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$(168)	$(643)	$110
Option contracts	120	(2,845)	254
	$(48)	$(3,488)	$364

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
Derivatives in foreign exchange cash flow hedging relationships for the year ended December 31, 2023, 2022 and 2021 , is summarized below:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Year ended December 31,
	Statements of income line item	2023	2022	2021
Option contracts to hedge payroll	Cost of revenues and operating expenses	$930	$2,491	$(657)
Forward contracts to hedge payroll	Cost of revenues and operating expenses	370	44	(651)
		$1,300	$2,535	$(1,308)